Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated financial statements of ProPetro Holding Corp. and its subsidiary (the “Company,” “we,” “us” or “our”) have been prepared in accordance with the requirements of the U.S. Securities and Exchange Commission (“SEC”) for interim financial information and do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for annual financial statements. Those adjustments (which consisted of normal recurring accruals) that are, in the opinion of management, necessary for a fair presentation of the results of the interim periods have been made. Results of operations for such interim periods are not necessarily indicative of the results of operations for a full year due to changes in market conditions and other factors. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2016 included in the final prospectus of the Company filed with the SEC pursuant to rule 424(b) under the Securities Act of 1933 on March 20, 2017 (“Prospectus”).
Initial Public Offering
On March 22, 2017, we consummated our initial public offering (“IPO”), in which 25,000,000 shares of our common stock, par value $0.001 per share, were sold at a public offering price of $14.00 per share, with 13,250,000 shares issued and sold by the Company and 11,750,000 shares sold by existing stockholders. We received net proceeds of approximately $170.1 million after deducting $10.9 million of underwriting discounts and commissions, and $4.5 million of other offering expenses. Upon closing of the IPO, we used the proceeds (i) to repay $71.8 million in outstanding borrowings under our Term Loan (as defined in Note 4), (ii) to fund the purchase of additional hydraulic fracturing fleets and ancillary equipment, and (iii) for general corporate purposes.
In connection with the IPO, the Company executed a stock split, such that each holder of common stock of the Company received 1.45 shares of common stock for every one share of previous common stock. Accordingly, any information related to, or dependent upon, the share or option counts in our comparative 2016 condensed consolidated financial statements (Unaudited) and Note 6, Net Income (Loss) per Share, Note 7, Stock‑Based Compensation, and Note 10, Equity Capitalization, have been updated to reflect the effect of the stock split.

ORGANIZATION AND HISTORY
ProPetro Holding Corp. (“Holding”), a Texas corporation was formed on April 14, 2007, to serve as a holding company for its wholly owned subsidiary ProPetro Services, Inc. (“Services”), a Texas corporation. Services provide hydraulic fracturing, cementing, acidizing, coil tubing, Permian drilling, surface drilling and flowback services to oil and gas producers, located primarily in Texas, Oklahoma, New Mexico, Utah, Colorado, and Wyoming.
On March 4, 2013, a majority interest in the Company was purchased by Energy Capital Partners (“ECP”), an energy‑focused private equity firm (see Note 18).
On December 22, 2016, the Company restated and amended the Company’s Shareholders Agreement and certificate of formation in the state of Texas, approving a reverse stock split, such that each holder of common stock of the Company shall receive one share of common stock for every 170.4667 shares of previous common stock held. In conjunction, the Company amended the amount of authorized shares to 230,000,000, of which 200,000,000 are common and 30,000,000 are preferred.
On March 22, 2017, we completed our IPO in which 25,000,000 shares of our common stock, par value $0.001 per share, were sold at a public offering price of $14.00 per share, with 13,250,000 shares issued and sold by the Company and 11,750,000 shares sold by existing stockholders. We received net proceeds of approximately $170.1 million after deducting $10.9 million of underwriting discounts and commissions, and $4.5 million of other offering expenses. At closing, we used the proceeds (i) to repay $71.8 million in outstanding borrowings under the term loan, (ii) to fund the purchase of additional hydraulic fracturing fleets and ancillary equipment, and (iii) for general corporate purposes. In connection with the IPO, the Company executed a stock split, such that each holder of common stock of the Company received 1.45 shares of common stock for every one share of previous common stock, and all 16,999,990 shares of our outstanding Series A Preferred Stock converted to common stock on a 1:1 basis.
Accordingly, any information related to or dependent upon the share or option counts in the 2016 and 2015 consolidated financial statements and Note 13 Net Loss per Share, Note 14 Stock‑Based Compensation, and Note 18 Equity Capitalization have been updated to reflect the effect of the reverse stock split in December 2016 and the stock split in March 2017.
Holding and Services are collectively referred to as the “Company” in the accompanying consolidated financial statements.